Unaudited Interim Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 1,725,624	$ 1,450,561
Cost of sales	(835,755)	(653,381)
Research and development grants		101,493
Interest received	225,441	108,054
Net gain on fair value movement of warrants	2,808,584	2,517,148
Total other income	3,034,025	2,726,695
Selling and marketing expenses	(2,706,753)	(903,353)
Research and development	(3,815,327)	(1,376,180)
General and administration expenses	(2,787,075)	(1,150,596)
Foreign exchange losses	(1,291,134)	(49,114)
Finance costs	(21,076)	(90,258)
Loss before income tax expense	(6,697,471)	(45,626)
Tax income (expense)	5,000	(23,120)
Net loss	(6,692,471)	(68,746)
Re-measurement of defined benefit plans	(5,177)	(5,747)
Foreign currency translation	1,318,532	215,220
Other comprehensive income/ (loss) for the half-year, net of tax	1,313,355	209,473
Total comprehensive income/ (loss) for the half-year attributable to the owners of Mobilicom Limited	$ (5,379,116)	$ 140,727
Basic earnings (loss) per share (in Dollars per share)	$ (0.53)		[1],[2]
Diluted earnings (loss) per share (in Dollars per share)	$ (0.53)		[1],[2]
Weighted average number of ordinary shares used in calculating basic and diluted earnings (loss) per share. (in Shares)	12,668,694	7,526,213	[2]
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in Shares) (in Shares)	12,668,694	7,526,213	[2]

[1]	Less than $0.01
[2]	Restated to reflect the 1-for-275 reverse split of the ordinary shares. Please see Note 1.